Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment:
Property, Plant and Equipment

5.          Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2019	2020
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814

Accumulated depreciation	(1,391)	(1,754)
Property, plant and equipment, net	423	60

Depreciation of property, plant and equipment from operating activities were HK$363,  HK$363 and HK$363 during the years ended December 31, 2018, 2019 and 2020, respectively.